FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Summary of assets and liabilities measured at fair value on a recurring basis

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2020
	RMB	RMB	RMB	RMB
Cash equivalents:
- Time deposits	645,879	—	—	645,879
Short-term investments:
- Time deposits	285,872	—	—	285,872
Long-term investments:
- Available-for-sale debt securities	—	—	1,713	1,713
Assets	931,751	—	1,713	933,464

Short-term borrowings:
- Current portion of bonds payable	1,998,088	—	—	1,998,088
2025 Convertible Notes	—	—	3,014,057	3,014,057
Liabilities	1,998,088	—	3,014,057	5,012,145

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2021
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
- Time deposits	15,013	—	—	15,013	2,356
Short-term investments:
- Time deposits	—	—	—	—	—
Long-term investments:
- Available-for-sale debt securities	—	—	1,600	1,600	251
Assets	15,013	—	1,600	16,613	2,607
- Current portion of bonds payable
Convertible promissory notes
- 2025 Convertible promissory notes	—	—	513,754	513,754	80,619
- 2026 Convertible promissory notes	3,021,852	—	—	3,021,852	474,195
Accrued expenses and other payables:
-Share consideration due to the original shareholders for business combination (Note 4)	—	—	214,577	214,577	33,672
Liabilities	3,021,852		728,331	3,750,183	588,486

Summary of reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

2025 Convertible Notes
RMB
Fair value at issuance date (Note 19)	1,409,385
Foreign exchange loss	(219,001)
Changes in the fair value	2,544,220
Reclassification to equity	(720,547)
Fair value at December 31, 2020	3,014,057
Foreign exchange loss	(31,348)
Changes in the fair value	(829,149)
Reclassification to equity	(1,639,806)
Fair value at December 31, 2021	513,754
Fair value at December 31, 2021 (US$)	80,619

Share consideration due to the original
shareholders for business combination
RMB
Fair value at grant date (Note 4)	214,953
Changes in the fair value	(376)
Fair value at December 31, 2021	214,577
Fair value at December 31, 2021 (US$)	33,672